June 19, 2014

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Source ETF Trust:  Initial Registration Statement on Form N-1A (File Nos. 333-    and 811-22977)

Ladies and Gentlemen:

On behalf of our client, Source ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s registration statement on Form N-1A, together with certain exhibits thereto.

Please contact me at (202) 373-6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi